Revenue	12 Months Ended
Dec. 31, 2024
Disclosure Of Revenue [Abstract]
Revenue
20.	Revenue

A.	Revenue streams
The Group generates revenue primarily from the sale of oncologic healthcare plans and healthcare services to its customers.
This caption includes the following:

In thousands of soles	2024	2023	2022
Revenue from contracts with customers
Healthcare services (i)	3,012,454	2,695,860	1,514,639
Sale of medicines	320,700	265,865	220,905

Total revenue from contracts with customers	3,333,154	2,961,725	1,735,544

Insurance revenue	1,052,958	914,182	716,064

Total revenue	4,386,112	3,875,907	2,451,608

Insurance revenue includes the following:

In thousands of soles	2024	2023	2022
Oncology plans	799,605	723,029	664,971
General healthcare services plans	253,353	191,153	51,093

Total insurance revenue	1,052,958	914,182	716,064

Timing of revenue recognition
Products transferred at a point in time	320,700	265,865	220,905
Products and services transferred over time	3,012,454	2,695,860	1,514,639

Total revenue from contracts with customers	3,333,154	2,961,725	1,735,544

(i)	The amounts reported in the Healthcare services revenue line item do not include revenue recognized for customers that are part of the Company’s insurance premium program.

B.	Disaggregation of revenue from contracts with customers
This caption includes the following:

In thousands of soles	Oncosalud Peru	Healthcare services segments	Total
For the year ended December 31, 2024
Primary geographical markets
Peru	1,030,432	718,051	1,748,483
Colombia	—	1,443,032	1,443,032
Mexico	—	1,194,597	1,194,597
For the year ended December 31, 2023
Primary geographical markets
Peru	895,507	657,923	1,553,430
Colombia	—	1,192,089	1,192,089
Mexico	—	1,130,388	1,130,388
For the year ended December 31, 2022
Primary geographical markets
Peru	789,093	551,028	1,340,121
Colombia	—	895,366	895,366

C.	Contract balances
The following table provides information about receivables from contracts with customers.

In thousands of soles	Note	2024	2023	2022
Trade accounts receivable	5	962,457	861,336	574,717
Contract liabilities, which are included in “trade accounts payable”	16	(23,780)	(17,291)	(14,222)
The contract assets primarily relate to the Group’s rights to consideration for service completed but not billed at the reporting date. The contract assets are transferred to receivables when the rights become unconditional. This usually occurs when the Group issues an invoice to the customer. There are no contract assets as of December 31, 2024, 2023 and 2022.
The contract liabilities primarily relate to the advance consideration received from patients for healthcare services, for which revenue is recognized over time. This will be recognized as revenue over the next 12 months.